                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

                          SUPPLEMENT DATED MAY 1, 2008
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007
                                   AND TO THE

                           CLASS I SHARES PROSPECTUS
                             DATED OCTOBER 31, 2007

    The Prospectuses are hereby supplemented as follows:

    The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

    The Fund is managed by members of the Global Value team. The Global Value team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Colin McQueen, a Managing Director of the Subadviser, Douglas McGraw and Martin J. Moorman, each an Executive Director of the Subadviser, and Alexander Vislykh, a Vice President of the Subadviser.

    Mr. McQueen has been associated with the Subadviser in an investment management capacity since December 2005 and began managing the Fund in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Subadviser in an investment management capacity since 2001 and began managing the Fund in October 2004. Mr. Moorman has been associated with the Subadviser in an investment management capacity since September 2003 and began managing the Fund in October 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Mr. Vislykh has been associated with the Subadviser in an investment management capacity since 2002 and began managing the Fund in December 2006.

     Mr. McQueen is the lead manager of the Fund and Messrs. McGraw, Moorman and Vislykh are co-portfolio managers. Mr. McQueen is responsible for the execution of the overall strategy of the Fund.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MSGLSPT 5/08
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                          VAN KAMPEN SERIES FUND, INC.

                          SUPPLEMENT DATED MAY 1, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 2007

     The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND," the fourth paragraph is hereby deleted in its entirety.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND" is hereby deleted in its entirety and replaced with the following:

     As of June 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     Colin McQueen -- None(1)

     Douglas M. McGraw -- None(1)

     Martin J. Moorman -- None(1)

     Alexander Vislykh -- None(1)
---------------

(1) Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSSPTSAI 5/08